Taxes (Details 1)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Schedule of reconciliation of expected tax expense (benefit)
U.S. federal statutory rate	(34.00%)	(34.00%)
State income tax, net of federal benefit	(5.90%)	(5.90%)
Increase in valuation allowance	(88.40%)	39.20%
Intellectual property adjustment	128.20%	0.00%
Other permanent items	0.10%	0.80%
Income Tax provision (benefit)	0.00%	0.00%